UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: July 31

Date of reporting period: July 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Emerging Market Core Equity (IU) Fund
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin Emerging Market Core Equity (IU) Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Franklin Emerging Market Core Equity (IU) Fund returned 36.45%. The Fund compares its performance to the MSCI Emerging Markets Index-NR, which returned 36.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among financials stocks
↑	Selection within the industrials sector
↑	Selection among energy stocks

Top detractors from performance:
↓	Selection within the consumer staples sector
↓	Selection among consumer discretionary stocks
↓	Selection among information technology stocks
Franklin Emerging Market Core Equity (IU) Fund	PAGE 1	28663-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Emerging Market Core Equity (IU) Fund 9/30/2019 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (9/30/2019)
Franklin Emerging Market Core Equity (IU) Fund	36.45	9.83	10.62
MSCI Emerging Markets Index-NR	36.44	8.03	10.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$234,207,176
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	218
Total Management Fee Paid	$0
Portfolio Turnover Rate	80.48%
Franklin Emerging Market Core Equity (IU) Fund	PAGE 2	28663-ATSR-0926

WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Equity (IU) Fund	PAGE 3	28663-ATSR-0926

Franklin International Core Equity (IU) Fund
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin International Core Equity (IU) Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Franklin International Core Equity (IU) Fund returned 26.70%. The Fund compares its performance to the MSCI EAFE Index, which returned 24.92% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection among industrials stocks
↑	Selection among financials stocks
↑	Selection within the consumer staples sector

Top detractors from performance:
↓	Selection among materials stocks
↓	Underweight exposure to the financials sector
↓	Selection within the information technology sector
Franklin International Core Equity (IU) Fund	PAGE 1	28662-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Core Equity (IU) Fund 8/19/2019 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin International Core Equity (IU) Fund	26.70	9.88	12.12
MSCI All Country World ex-U.S. Index-NR	28.46	9.22	11.11
MSCI EAFE Index	24.92	9.87	11.57
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$368,504,008
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	207
Total Management Fee Paid	$0
Portfolio Turnover Rate	91.99%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin International Core Equity (IU) Fund	PAGE 2	28662-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin International Core Equity (IU) Fund	PAGE 3	28662-ATSR-0926

Franklin U.S. Core Equity (IU) Fund
Annual Shareholder Report | July 31, 2026

This annual shareholder report contains important information about Franklin U.S. Core Equity (IU) Fund for the period August 1, 2025, to July 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Equity (IU) Fund	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2026, Franklin U.S. Core Equity (IU) Fund returned 21.25%. The Fund compares its performance to the S&P 500 Index, which returned 19.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection among:
↑	Health care stocks
↑	Consumer discretionary stocks
↑	Industrials sector

Top detractors from performance:
Selection among:
↓	Information technology stocks
↓	Communication services sector
↓	Energy stocks
Franklin U.S. Core Equity (IU) Fund	PAGE 1	28661-ATSR-0926

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Core Equity (IU) Fund 8/19/2019 — 7/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2026

	1 Year	5 Year	Since Inception (8/19/2019)
Franklin U.S. Core Equity (IU) Fund	21.25	13.41	16.69
Russell 3000 Index	19.60	11.82	15.66
S&P 500 Index	19.56	12.86	16.25
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2026)

Total Net Assets	$1,178,249,379
Total Number of Portfolio Holdings	172
Total Management Fee Paid	$0
Portfolio Turnover Rate	86.09%
WHAT DID THE FUND INVEST IN? (as of July 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Core Equity (IU) Fund	PAGE 2	28661-ATSR-0926

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Equity (IU) Fund	PAGE 3	28661-ATSR-0926

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2025 and July 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $139,455 in July 31, 2025 and $148,305 in July 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2025 and $0 in July 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in July 31, 2025 and $30,000 in July 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2025 and $0 in July 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $377,023 in July 31, 2025 and $1,690,011 in July 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Annual | July 31, 2026
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 30
Report of Independent Registered Public Accounting Firm 45
Tax Information 46
Changes In and Disagreements with Accountants 47
Results of Meeting(s) of Shareholders 47
Remuneration Paid to Directors, Officers and Others 47
Board Approval of Management and Subadvisory Agreements 47

Franklin Fund Allocator Series
Financial Highlights
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended July 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.78 $10.37 $9.77 $9.23 $11.83
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.33 0.31 0.36 0.35
Net realized and unrealized gains (losses) ........... 3.88 1.56 0.68 0.55 (2.58)
Total from investment operations .................... 4.23 1.89 0.99 0.91 (2.23)
Less distributions from:
Net investment income .......................... (0.55) (0.48) (0.39) (0.37) (0.37)
Net asset value, end of year ....................... $15.46 $11.78 $10.37 $9.77 $9.23
Total return .................................... 36.45% 18.74% 10.67% 10.24% (19.15)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.11% 0.15% 0.17% 0.15% 0.17%
Expenses net of waiver and payments by affiliates ....... —% —% —% —% —%
c
Net investment income ........................... 2.47% 3.09% 3.25% 3.92% 3.27%
Supplemental data
Net assets , end of year (000’s) ..................... $234,207 $161,966 $139,281 $126,226 $109,129
Portfolio turnover rate ............................ 80.48% 59.40% 69.43% 108.11% 125.41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2026
Franklin Emerging Market Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.1%
Aerospace & Defense 0.1%
a
Hindustan Aeronautics Ltd. , Reg S ...................... India 6,952 $ 338,637
Air Freight & Logistics 0.2%
a,b,c
JD Logistics, Inc. , 144A , Reg S ......................... China 268,700 515,244
Automobile Components 0.9%
b
Bosch Ltd. ........................................ India 559 240,660
Huayu Automotive Systems Co. Ltd. , A ................... China 305,200 761,987
Hyundai Mobis Co. Ltd. ............................... South Korea 3,124 1,010,320
2,012,967
Automobiles 1.8%
Geely Automobile Holdings Ltd. ......................... China 694,000 1,752,168
Great Wall Motor Co. Ltd. , H ........................... China 168,000 194,512
Hero MotoCorp Ltd. ................................. India 6,043 341,130
Kia Corp. ......................................... South Korea 3,641 328,273
b
SAIC Motor Corp. Ltd. , A .............................. China 135,400 227,114
Tata Motors Passenger Vehicles Ltd. ..................... India 283,877 1,010,476
TVS Motor Co. Ltd. .................................. India 6,329 285,939
4,139,612
Banks 12.4%
Al Rajhi Bank ...................................... Saudi Arabia 142,611 2,380,004
Alinma Bank ....................................... Saudi Arabia 33,763 210,370
AMMB Holdings Bhd. ................................ Malaysia 500,200 828,444
Banco de Chile ..................................... Chile 1,148,737 239,335
Bank of Baroda ..................................... India 78,375 199,211
Bank Polska Kasa Opieki SA ........................... Poland 3,459 227,999
Canara Bank ....................................... India 158,148 207,017
Capitec Bank Holdings Ltd. ............................ South Africa 5,864 1,674,378
China CITIC Bank Corp. Ltd. , H ......................... China 1,188,000 1,171,403
China Construction Bank Corp. , H ....................... China 2,574,000 3,020,398
Commercial International Bank - Egypt (CIB) ............... Egypt 108,455 300,514
Credicorp Ltd. ...................................... Peru 630 252,365
CTBC Financial Holding Co. Ltd. ........................ Taiwan 435,000 868,232
Dubai Islamic Bank PJSC ............................. United Arab
Emirates 111,159 220,298
Emirates NBD Bank PJSC ............................ United Arab
Emirates 76,989 632,326
Grupo Financiero Banorte SAB de CV , O .................. Mexico 22,000 254,786
Hana Financial Group, Inc. ............................ South Korea 33,538 2,898,994
HDFC Bank Ltd. .................................... India 108,538 850,049
ICICI Bank Ltd. ..................................... India 33,375 501,598
Industrial & Commercial Bank of China Ltd. , H .............. China 335,000 320,457
Kasikornbank PCL .................................. Thailand 102,300 746,389
KB Financial Group, Inc. .............................. South Korea 17,520 2,050,486
National Bank of Kuwait SAKP ......................... Kuwait 83,590 232,022
Nedbank Group Ltd. ................................. South Africa 54,734 926,432
b
NU Holdings Ltd. , A .................................. Brazil 19,066 273,216
OTP Bank Nyrt. ..................................... Hungary 10,325 1,529,565
Qatar National Bank QPSC ............................ Qatar 86,651 394,722
Riyad Bank ........................................ Saudi Arabia 254,071 1,378,046
Shinhan Financial Group Co. Ltd. ....................... South Korea 42,866 2,975,757
Turkiye Is Bankasi A/S , C ............................. Turkiye 1,188,668 311,455
Union Bank of India Ltd. .............................. India 296,245 531,567
Woori Financial Group, Inc. ............................ South Korea 11,336 262,421
b
Yapi ve Kredi Bankasi A/S ............................. Turkiye 293,709 202,094
29,072,350

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages 0.7%
Ambev SA ......................................... Brazil 474,100 $ 1,495,489
a
Nongfu Spring Co. Ltd. , H , 144A , Reg S .................. China 40,800 227,216
1,722,705
Biotechnology 0.9%
a,b
3SBio, Inc. , 144A , Reg S .............................. China 105,500 225,302
a,b
Innovent Biologics, Inc. , 144A , Reg S .................... China 23,500 259,491
a,b
Remegen Co. Ltd. , H , 144A , Reg S ...................... China 162,500 1,693,370
2,178,163
Broadline Retail 2.4%
c
Alibaba Group Holding Ltd. ............................ China 257,100 3,916,508
Falabella SA ....................................... Chile 34,694 231,953
c
JD.com, Inc. , A ..................................... China 15,475 254,563
b,c
PDD Holdings, Inc. , ADR .............................. China 2,700 239,112
c
Vipshop Holdings Ltd. , ADR ........................... China 60,902 934,237
5,576,373
Capital Markets 1.7%
BSE Ltd. .......................................... India 6,947 265,347
a
China International Capital Corp. Ltd. , H , 144A , Reg S ....... China 90,800 250,422
CITIC Securities Co. Ltd. , H ........................... China 69,500 242,617
CSC Financial Co. Ltd. , A ............................. China 60,200 229,963
a
Guotai Haitong Securities Co. Ltd. , H , 144A , Reg S .......... China 121,800 232,074
a
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 8,623 236,245
Hithink RoyalFlush Information Network Co. Ltd. , A .......... China 35,340 1,230,410
Huatai Securities Co. Ltd. , A ........................... China 82,500 239,701
Korea Investment Holdings Co. Ltd. ..................... South Korea 3,329 469,967
SooChow Securities Co. Ltd. , A ......................... China 200,500 241,102
XP, Inc. , A ......................................... Brazil 14,829 252,983
3,890,831
Chemicals 1.3%
Asian Paints Ltd. .................................... India 31,694 911,682
Nan Ya Plastics Corp. ................................ Taiwan 40,000 190,053
a,b,d,e
PhosAgro PJSC , GDR , Reg S .......................... Russia 32,310 —
SABIC Agri-Nutrients Co. ............................. Saudi Arabia 21,035 690,528
Solar Industries India Ltd. ............................. India 1,384 266,778
UPL Ltd. .......................................... India 34,544 218,768
Yunnan Yuntianhua Co. Ltd. , A ......................... China 155,600 687,491
2,965,300
Communications Equipment 0.3%
Accton Technology Corp. .............................. Taiwan 10,000 648,170
Construction & Engineering 0.2%
China National Chemical Engineering Co. Ltd. , A ............ China 293,900 341,254
Larsen & Toubro Ltd. ................................. India 5,388 222,233
563,487
Construction Materials 0.1%
Cemex SAB de CV .................................. Mexico 197,100 233,409
Consumer Finance 0.9%
Muthoot Finance Ltd. ................................ India 62,017 2,026,216
Consumer Staples Distribution & Retail 0.8%
Bid Corp. Ltd. ...................................... South Africa 10,353 283,734
Cencosud SA ...................................... Chile 97,176 204,323
Clicks Group Ltd. ................................... South Africa 15,567 207,802

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
a,b,c
JD Health International, Inc. , 144A , Reg S ................. China 49,700 $ 250,101
Raia Drogasil SA .................................... Brazil 64,700 235,869
Shoprite Holdings Ltd. ................................ South Africa 12,925 224,804
Wal-Mart de Mexico SAB de CV ........................ Mexico 146,100 423,888
1,830,521
Diversified Consumer Services 1.1%
c
New Oriental Education & Technology Group, Inc. ........... China 402,600 2,360,969
b,c
TAL Education Group , ADR ............................ China 23,800 297,500
2,658,469
Diversified REITs 0.1%
Fibra Uno Administracion SA de CV ..................... Mexico 135,800 244,557
Diversified Telecommunication Services 0.6%
b
Indus Towers Ltd. ................................... India 51,087 209,479
LG Uplus Corp. ..................................... South Korea 47,592 487,986
Ooredoo QPSC ..................................... Qatar 173,672 596,457
1,293,922
Electric Utilities 0.9%
CPFL Energia SA ................................... Brazil 42,600 387,750
b,d,e
Inter RAO UES PJSC ................................ Russia 8,656,700 —
Korea Electric Power Corp. ............................ South Korea 49,409 1,187,317
b
PGE Polska Grupa Energetyczna SA .................... Poland 195,339 527,940
2,103,007
Electrical Equipment 2.7%
Bizlink Holding, Inc. .................................. Taiwan 4,000 254,677
Contemporary Amperex Technology Co. Ltd. , A ............. China 31,800 1,864,266
GE Vernova T&D India Ltd. ............................ India 60,751 2,750,832
HD Hyundai Electric Co. Ltd. ........................... South Korea 2,660 1,230,061
Sungrow Power Supply Co. Ltd. , A ...................... China 10,500 161,471
6,261,307
Electronic Equipment, Instruments & Components 3.4%
Chroma ATE, Inc. ................................... Taiwan 12,000 753,913
Delta Electronics, Inc. ................................ Taiwan 90,000 4,427,785
Foxconn Industrial Internet Co. Ltd. , A .................... China 21,100 177,142
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 174,000 1,328,839
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 1,242 949,071
Zhejiang Dahua Technology Co. Ltd. , A ................... China 89,300 220,932
Zhen Ding Technology Holding Ltd. ...................... Taiwan 14,000 175,657
8,033,339
Energy Equipment & Services 0.1%
China Oilfield Services Ltd. , H .......................... China 232,000 210,408
Entertainment 1.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. ,
A .............................................. China 312,800 920,144
Giant Network Group Co. Ltd. , A ........................ China 62,000 269,502
International Games System Co. Ltd. .................... Taiwan 10,000 239,309
c
NetEase, Inc. ...................................... China 101,900 2,711,173
4,140,128
Financial Services 0.2%
Bajaj Holdings & Investment Ltd. ........................ India 2,104 250,066

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Remgro Ltd. ....................................... South Africa 19,911 $ 234,274
484,340
Food Products 0.8%
Britannia Industries Ltd. ............................... India 11,247 638,276
Gruma SAB de CV , B ................................ Mexico 14,085 210,004
Nestle India Ltd. .................................... India 31,640 500,373
Sigma Foods SAB de CV , A ............................ Mexico 250,400 255,323
Want Want China Holdings Ltd. ......................... China 537,000 231,442
1,835,418
Gas Utilities 0.3%
ENN Energy Holdings Ltd. ............................. China 33,600 201,060
ENN Natural Gas Co. Ltd. , A ........................... China 83,600 220,494
Kunlun Energy Co. Ltd. ............................... China 340,000 314,440
735,994
Health Care Equipment & Supplies 0.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , A ........ China 10,500 247,199
Health Care Providers & Services 0.1%
Apollo Hospitals Enterprise Ltd. ......................... India 3,219 301,998
Hotels, Restaurants & Leisure 0.7%
Yum China Holdings, Inc. ............................. China 32,900 1,558,950
Household Durables 0.2%
Gree Electric Appliances, Inc. of Zhuhai , A ................. China 39,313 246,428
Midea Group Co. Ltd. , A .............................. China 17,900 232,331
478,759
Household Products 0.1%
Kimberly-Clark de Mexico SAB de CV , A .................. Mexico 107,900 250,445
Independent Power and Renewable Electricity Producers 0.8%
b
Adani Power Ltd. ................................... India 441,917 977,779
Huadian Power International Corp. Ltd. , A ................. China 296,200 211,164
NTPC Ltd. ......................................... India 121,391 441,451
Shanghai Electric Power Co. Ltd. , A ..................... China 86,900 186,306
1,816,700
Industrial Conglomerates 0.5%
SK Square Co. Ltd. .................................. South Korea 1,433 985,350
SK, Inc. ........................................... South Korea 584 218,180
1,203,530
Insurance 2.2%
Caixa Seguridade Participacoes SA ..................... Brazil 62,600 250,072
China Life Insurance Co. Ltd. , H ........................ China 258,000 960,519
China Pacific Insurance Group Co. Ltd. , A ................. China 46,200 221,057
China Taiping Insurance Holdings Co. Ltd. ................. China 83,800 235,116
Co. for Cooperative Insurance (The) ..................... Saudi Arabia 6,059 197,954
DB Insurance Co. Ltd. ................................ South Korea 2,371 256,755
OUTsurance Group Ltd. .............................. South Africa 115,490 578,067
People's Insurance Co. Group of China Ltd. (The) , H ......... China 435,000 302,409
PICC Property & Casualty Co. Ltd. , H .................... China 816,000 1,703,031
Ping An Insurance Group Co. of China Ltd. , A .............. China 28,300 229,881
Powszechny Zaklad Ubezpieczen SA .................... Poland 12,676 241,397
5,176,258

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 3.6%
a,c
Kuaishou Technology , 144A , Reg S ...................... China 37,700 $ 209,957
c
Tencent Holdings Ltd. ................................ China 132,900 8,120,587
8,330,544
IT Services 1.0%
HCL Technologies Ltd. ............................... India 18,644 263,636
Infosys Ltd. ........................................ India 18,429 218,919
Tata Consultancy Services Ltd. ......................... India 77,784 1,929,787
2,412,342
Life Sciences Tools & Services 0.1%
WuXi AppTec Co. Ltd. , A .............................. China 17,700 336,626
Machinery 1.3%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. ...... South Korea 877 232,896
Sinotruk Hong Kong Ltd. .............................. China 135,000 699,709
Tata Motors Ltd. .................................... India 88,476 404,727
Weichai Power Co. Ltd. , A ............................. China 222,800 922,791
Yutong Bus Co. Ltd. , A ............................... China 92,000 439,033
Zoomlion Heavy Industry Science and Technology Co. Ltd. , A .. China 203,500 229,186
2,928,342
Marine Transportation 0.2%
COSCO SHIPPING Holdings Co. Ltd. , H .................. China 288,000 579,375
Metals & Mining 3.4%
Aluminum Corp. of China Ltd. , H ........................ China 746,000 812,313
Anglogold Ashanti plc ................................ Australia 2,775 209,853
China Gold International Resources Corp. Ltd. ............. China 17,900 404,115
China Hongqiao Group Ltd. ............................ China 276,500 870,052
CMOC Group Ltd. , A ................................. China 349,000 1,008,260
b,d,e
GMK Norilskiy Nickel PAO ............................. Russia 316,400 —
Harmony Gold Mining Co. Ltd. ......................... South Africa 15,204 239,891
Hindalco Industries Ltd. ............................... India 72,461 742,498
National Aluminium Co. Ltd. ........................... India 121,287 446,223
NMDC Ltd. ........................................ India 681,719 607,995
b,d,e
Novolipetsk Steel PJSC .............................. Russia 347,890 —
b,d,e
Severstal PAO ..................................... Russia 48,409 —
Vale SA ........................................... Brazil 14,800 222,709
b
Vedanta Aluminium Metal Ltd. .......................... India 260,246 1,238,838
Vedanta Ltd. ....................................... India 445,950 1,238,055
8,040,802
Oil, Gas & Consumable Fuels 3.4%
Coal India Ltd. ..................................... India 205,946 894,108
HD Hyundai Co. Ltd. ................................. South Korea 8,468 1,162,779
ORLEN SA ........................................ Poland 86,605 3,436,600
PetroChina Co. Ltd. , A ................................ China 1,525,100 2,510,848
8,004,335
Passenger Airlines 0.6%
Eva Airways Corp. ................................... Taiwan 204,000 272,172
a
InterGlobe Aviation Ltd. , 144A , Reg S .................... India 18,783 1,017,073
1,289,245
Personal Care Products 0.3%
APR Corp. ........................................ South Korea 823 182,652
Colgate-Palmolive India Ltd. ........................... India 22,446 488,359
671,011

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 1.6%
CSPC Pharmaceutical Group Ltd. ....................... China 1,051,600 $ 1,150,362
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , A ............... China 32,000 256,321
Lupin Ltd. ......................................... India 35,293 893,284
Sino Biopharmaceutical Ltd. ........................... China 1,683,000 1,079,790
Sun Pharmaceutical Industries Ltd. ...................... India 19,846 413,795
3,793,552
Real Estate Management & Development 1.5%
Emaar Development PJSC ............................ United Arab
Emirates 537,555 1,891,743
Emaar Properties PJSC .............................. United Arab
Emirates 523,665 1,562,915
3,454,658
Semiconductors & Semiconductor Equipment 22.7%
Global Unichip Corp. ................................. Taiwan 3,000 343,534
MediaTek, Inc. ..................................... Taiwan 52,000 5,539,442
Novatek Microelectronics Corp. ......................... Taiwan 17,000 268,678
Realtek Semiconductor Corp. .......................... Taiwan 44,000 912,419
Rockchip Electronics Co. Ltd. , A ........................ China 7,400 206,185
SK Hynix, Inc. ...................................... South Korea 9,999 11,355,422
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 468,000 34,615,749
53,241,429
Software 0.1%
360 Security Technology, Inc. , A ........................ China 160,800 222,603
Specialty Retail 0.7%
China Tourism Group Duty Free Corp. Ltd. , A .............. China 25,900 222,941
Chow Tai Fook Jewellery Group Ltd. ..................... China 154,000 242,544
Jarir Marketing Co. .................................. Saudi Arabia 82,091 364,451
Ultrapar Participacoes SA ............................. Brazil 96,100 626,556
Vibra Energia SA .................................... Brazil 41,500 295,133
1,751,625
Technology Hardware, Storage & Peripherals 10.0%
Asia Vital Components Co. Ltd. ......................... Taiwan 24,000 1,687,868
Lite-On Technology Corp. ............................. Taiwan 247,000 1,565,310
Samsung Electronics Co. Ltd. .......................... South Korea 115,813 20,157,811
23,410,989
Textiles, Apparel & Luxury Goods 0.1%
Li Ning Co. Ltd. ..................................... China 177,500 342,898
Transportation Infrastructure 1.4%
International Container Terminal Services, Inc. .............. Philippines 209,630 3,291,935
Wireless Telecommunication Services 1.7%
Etihad Etisalat Co. .................................. Saudi Arabia 90,507 1,497,806
Mobile Telecommunications Co. KSCP ................... Kuwait 114,669 221,475
MTN Group Ltd. .................................... South Africa 112,810 1,398,513
SK Telecom Co. Ltd. ................................. South Korea 3,196 180,601
TIM SA ........................................... Brazil 181,800 696,837
3,995,232
Total Common Stocks (Cost $ 147,139,505 ) ...................................
222,846,256

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 2.6%
Banks 1.9%
f
Banco Bradesco SA , 8 .44% ........................... Brazil 636,200 $ 2,313,044
f
Grupo Cibest SA , 3 .03% .............................. Colombia 11,737 277,148
f
Itau Unibanco Holding SA , 4 .23% ....................... Brazil 32,054 271,208
f
Itausa SA , 9 .89% ................................... Brazil 551,143 1,502,579
4,363,979
Oil, Gas & Consumable Fuels 0.7%
f
Petroleo Brasileiro SA - Petrobras , 1 .17% ................. Brazil 197,000 1,687,411
Total Preferred Stocks (Cost $ 4,645,780 ) .....................................
6,051,390
Total Long Term Investments (Cost $ 151,785,285 ) .............................
228,897,646
a
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.2%
g,h
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 2,728,644 2,728,644
Total Money Market Funds (Cost $ 2,728,644 ) .................................
2,728,644
Total Short Term Investments (Cost $ 2,728,644 ) ...............................
2,728,644
a
Total Investments (Cost $ 154,513,929 ) 98.9% .................................
$231,626,290
Other Assets, less Liabilities 1.1% ...........................................
2,580,886
Net Assets 100.0% .........................................................
$234,207,176
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $5,455,132, representing 2.3% of net assets.
b
Non-income producing.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At July 31, 2026, the aggregate value of these securities was $19,809,951, representing 8.5% of net assets.
d
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
e
See Note 6 regarding investments in Russian securities.
f
Variable rate security. The rate shown represents the yield at period end.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Schedule of Investments
Franklin Emerging Market Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At July 31, 2026 , the Fund had the following futures contracts outstanding. See Note 1 ( c ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI Emerging Markets Index .................. Long 15 $ 1,231,725 9/18/26 $ (86,432)
Total Futures Contracts ...................................................................... $(86,432)
*
As of period end.
See Note  7  regarding other derivative information.
See Abbreviations on page 44 .

Franklin Fund Allocator Series
Financial Highlights
Franklin International Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.48 $12.50 $11.33 $10.18 $13.09
Income from investment operations
a
:
Net investment income
b
......................... 0.33 0.34 0.34 0.37 0.34
Net realized and unrealized gains (losses) ........... 3.06 1.22 1.28 1.16 (2.26)
Total from investment operations .................... 3.39 1.56 1.62 1.53 (1.92)
Less distributions from:
Net investment income .......................... (0.34) (0.48) (0.45) (0.38) (0.42)
Net realized gains ............................. (1.40) (0.10) — — (0.57)
Total distributions ............................... (1.74) (0.58) (0.45) (0.38) (0.99)
Net asset value, end of year ....................... $15.13 $13.48 $12.50 $11.33 $10.18
Total return .................................... 26.70% 12.96% 14.79% 15.44% (15.56)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.06% 0.05% 0.02% 0.03% 0.04%
Expenses net of waiver and payments by affiliates ....... —% —% —% —%
c
—%
Net investment income ........................... 2.28% 2.73% 2.91% 3.62% 2.94%
Supplemental data
Net assets, end of year (000’s) ..................... $368,504 $435,754 $941,318 $944,165 $800,757
Portfolio turnover rate ............................ 91.99% 65.93%
d
59.10% 101.79% 125.21%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( f ) for prior year information.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2026
Franklin International Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.1%
Aerospace & Defense 3.5%
Airbus SE ......................................... France 1,541 $ 361,763
Dassault Aviation SA ................................. France 1,896 654,973
Elbit Systems Ltd. ................................... Israel 481 388,568
Leonardo SpA ...................................... Italy 37,316 2,378,318
Rolls-Royce Holdings plc ............................. United Kingdom 23,387 466,563
Safran SA ......................................... France 14,511 5,702,552
Singapore Technologies Engineering Ltd. ................. Singapore 43,000 337,885
Thales SA ......................................... France 8,625 2,455,370
12,745,992
Air Freight & Logistics 1.3%
Deutsche Post AG ................................... Germany 70,597 4,716,007
Automobile Components 1.0%
Aisin Corp. ........................................ Japan 23,100 318,473
Continental AG ..................................... Germany 23,490 1,953,506
Sumitomo Electric Industries Ltd. ....................... Japan 102,200 1,352,627
3,624,606
Automobiles 0.9%
Ferrari NV ......................................... Italy 987 388,082
Isuzu Motors Ltd. ................................... Japan 20,151 300,644
Mercedes-Benz Group AG ............................ Germany 20,367 1,101,227
Subaru Corp. ...................................... Japan 20,252 344,738
Suzuki Motor Corp. .................................. Japan 85,800 1,119,995
3,254,686
Banks 16.4%
AIB Group plc ...................................... Ireland 65,286 776,488
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 142,141 3,984,484
Banco Santander SA ................................. Spain 32,324 459,721
Bank Hapoalim BM .................................. Israel 13,303 322,970
Bank Leumi Le-Israel BM ............................. Israel 15,042 355,417
Barclays plc ....................................... United Kingdom 377,293 2,593,337
BNP Paribas SA .................................... France 46,568 5,917,337
CaixaBank SA ...................................... Spain 309,264 4,492,476
Danske Bank A/S ................................... Denmark 55,430 3,189,980
Erste Group Bank AG ................................ Austria 3,220 420,929
HSBC Holdings plc .................................. United Kingdom 458,428 9,762,367
ING Groep NV ..................................... Netherlands 157,767 5,544,178
Intesa Sanpaolo SpA ................................. Italy 47,859 361,781
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 343,350 7,669,236
NatWest Group plc .................................. United Kingdom 428,844 4,045,127
Societe Generale SA ................................. France 48,373 4,546,900
Sumitomo Mitsui Financial Group, Inc. .................... Japan 9,300 399,611
UniCredit SpA ...................................... Italy 58,646 5,531,013
60,373,352
Beverages 0.7%
Anheuser-Busch InBev SA/NV ......................... Belgium 4,370 379,552
Coca-Cola HBC AG ................................. Italy 34,200 2,306,099
2,685,651
Biotechnology 0.2%
a
Argenx SE ........................................ Netherlands 413 353,733
a
Genmab A/S ....................................... Denmark 1,187 341,664
695,397

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Broadline Retail 0.6%
Ryohin Keikaku Co. Ltd. .............................. Japan 13,900 $ 364,601
a
Sea Ltd. , ADR ...................................... Singapore 3,995 426,426
Wesfarmers Ltd. .................................... Australia 21,759 1,362,883
2,153,910
Building Products 0.7%
Cie de Saint-Gobain SA .............................. France 23,745 2,231,724
Geberit AG ........................................ Switzerland 658 433,557
2,665,281
Capital Markets 4.0%
3i Group plc ....................................... United Kingdom 10,459 402,648
Deutsche Bank AG .................................. Germany 96,324 3,545,303
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 6,300 328,248
Nomura Holdings, Inc. ................................ Japan 230,300 2,228,037
Singapore Exchange Ltd. ............................. Singapore 203,844 3,886,124
UBS Group AG ..................................... Switzerland 82,875 4,380,578
14,770,938
Chemicals 1.4%
Asahi Kasei Corp. ................................... Japan 31,800 339,463
BASF SE ......................................... Germany 7,615 442,079
Mitsubishi Chemical Group Corp. ....................... Japan 49,400 363,527
Nitto Denko Corp. ................................... Japan 107,941 2,279,327
Yara International ASA ............................... Brazil 40,872 1,928,006
5,352,402
Communications Equipment 1.2%
Nokia OYJ ........................................ Finland 82,099 758,836
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 357,027 3,511,962
4,270,798
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA ............ Spain 3,195 407,270
Eiffage SA ......................................... France 2,548 362,146
Skanska AB , B ..................................... Sweden 12,573 352,802
Taisei Corp. ....................................... Japan 4,700 380,711
1,502,929
Construction Materials 1.1%
Heidelberg Materials AG .............................. Germany 1,880 349,990
Holcim AG ........................................ United States 41,929 3,808,167
4,158,157
Consumer Staples Distribution & Retail 0.4%
Coles Group Ltd. .................................... Australia 36,394 614,803
Koninklijke Ahold Delhaize NV .......................... Netherlands 9,079 359,730
Tesco plc ......................................... United Kingdom 52,627 346,400
1,320,933
Diversified REITs 0.5%
Stockland ......................................... Australia 560,672 1,678,300
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG ................................ Germany 123,963 3,825,623
a
Telecom Italia SpA .................................. Italy 48,072 408,221
Telenor ASA ....................................... Norway 28,935 408,494
Telia Co. AB ....................................... Sweden 265,681 1,231,221

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Telecommunication Services (continued)
Telstra Group Ltd. ................................... Australia 834,888 $ 2,947,467
8,821,026
Electric Utilities 2.9%
Endesa SA ........................................ Spain 9,633 469,078
Enel SpA ......................................... Italy 433,822 4,899,328
Fortum OYJ ....................................... Finland 18,654 424,076
Iberdrola SA ....................................... Spain 191,426 4,547,057
Origin Energy Ltd. ................................... Australia 56,674 427,573
10,767,112
Electrical Equipment 3.9%
ABB Ltd. .......................................... Switzerland 58,696 5,790,885
Fuji Electric Co. Ltd. ................................. Japan 5,200 453,800
Fujikura Ltd. ....................................... Japan 68,400 1,735,743
Mitsubishi Electric Corp. .............................. Japan 112,085 4,037,652
a
Nidec Corp. ....................................... Japan 20,900 335,609
Schneider Electric SE ................................ United States 1,143 384,032
Siemens Energy AG ................................. Germany 8,555 1,461,562
14,199,283
Electronic Equipment, Instruments & Components 0.5%
Murata Manufacturing Co. Ltd. ......................... Japan 24,000 1,093,545
TDK Corp. ........................................ Japan 19,400 373,032
Yokogawa Electric Corp. .............................. Japan 10,347 369,023
1,835,600
Financial Services 0.7%
Groupe Bruxelles Lambert NV .......................... Belgium 4,714 425,188
Industrivarden AB , A ................................. Sweden 21,283 1,227,243
ORIX Corp. ........................................ Japan 19,600 791,044
2,443,475
Food Products 2.7%
Ajinomoto Co., Inc. .................................. Japan 109,800 3,386,055
Danone SA ........................................ France 4,184 325,457
Nestle SA ......................................... Switzerland 37,796 3,777,751
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 2,402,692 2,585,220
10,074,483
Gas Utilities 1.0%
Tokyo Gas Co. Ltd. .................................. Japan 99,645 3,846,782
Health Care Equipment & Supplies 1.7%
Fisher & Paykel Healthcare Corp. Ltd. .................... New Zealand 65,940 1,577,074
Hoya Corp. ........................................ Japan 26,359 4,030,740
Koninklijke Philips NV ................................ Netherlands 15,752 415,032
Sonova Holding AG .................................. Switzerland 1,371 373,534
6,396,380
Hotels, Restaurants & Leisure 1.9%
Aristocrat Leisure Ltd. ................................ Australia 78,342 3,521,087
Compass Group plc ................................. United Kingdom 96,796 3,073,840
InterContinental Hotels Group plc ....................... United States 2,549 412,191
7,007,118
Household Durables 1.6%
Sony Group Corp. ................................... Japan 254,000 5,935,694

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 4,575 $ 300,957
Industrial Conglomerates 1.4%
Hitachi Ltd. ........................................ Japan 105,007 3,441,138
Jardine Matheson Holdings Ltd. ........................ Indonesia 5,700 378,565
Siemens AG ....................................... Germany 4,067 1,332,539
5,152,242
Insurance 4.8%
Aegon Ltd. ........................................ United States 64,675 614,633
AIA Group Ltd. ..................................... Hong Kong 464,746 4,685,057
Allianz SE ......................................... Germany 720 358,634
AXA SA ........................................... France 95,518 4,950,663
Insurance Australia Group Ltd. ......................... Australia 58,868 350,747
Medibank Pvt Ltd. ................................... Australia 102,009 369,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 2,857 1,716,200
NN Group NV ...................................... Netherlands 3,962 373,463
Prudential plc ...................................... Hong Kong 25,181 378,434
QBE Insurance Group Ltd. ............................ Australia 224,089 3,886,771
17,684,358
IT Services 1.7%
Fujitsu Ltd. ........................................ Japan 175,200 4,038,233
NEC Corp. ........................................ Japan 70,920 2,107,648
6,145,881
Leisure Products 1.0%
Bandai Namco Holdings, Inc. .......................... Japan 132,800 3,847,114
Machinery 3.0%
Atlas Copco AB , A ................................... Sweden 17,051 360,285
Daimler Truck Holding AG ............................. Germany 7,168 405,427
Epiroc AB , B ....................................... Sweden 33,285 729,793
FANUC Corp. ...................................... Japan 8,700 350,571
GEA Group AG ..................................... Germany 4,620 328,212
Knorr-Bremse AG ................................... Germany 3,600 428,169
Makita Corp. ....................................... Japan 12,071 388,812
Mitsubishi Heavy Industries Ltd. ........................ Japan 17,800 415,850
Schindler Holding AG ................................ Switzerland 3,321 1,045,385
SMC Corp. ........................................ Japan 1,000 432,060
Techtronic Industries Co. Ltd. .......................... Hong Kong 145,000 2,435,993
Volvo AB , B ........................................ Sweden 9,392 359,260
Wartsila OYJ Abp ................................... Finland 83,526 2,832,560
Yangzijiang Shipbuilding Holdings Ltd. .................... China 150,600 459,709
10,972,086
Marine Transportation 0.3%
Kuehne + Nagel International AG ....................... Switzerland 1,502 382,502
SITC International Holdings Co. Ltd. ..................... China 115,000 579,807
962,309
Metals & Mining 2.4%
BHP Group Ltd. .................................... Australia 11,028 464,836
Boliden AB ........................................ Sweden 7,377 371,193
Endeavour Mining plc ................................ Ivory Coast 8,191 390,755
Evolution Mining Ltd. ................................. Australia 49,163 389,829
Fortescue Ltd. ...................................... Australia 33,610 436,132
Fresnillo plc ....................................... Mexico 44,168 1,487,840
Glencore plc ....................................... Australia 606,480 4,466,937

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
JX Advanced Metals Corp. ............................ Japan 16,200 $ 375,325
Sumitomo Metal Mining Co. Ltd. ........................ Japan 8,500 427,256
8,810,103
Multi-Utilities 0.7%
Centrica plc ....................................... United Kingdom 764,210 1,596,444
E.ON SE .......................................... Germany 44,923 967,789
2,564,233
Oil, Gas & Consumable Fuels 2.9%
BP plc ............................................ United States 48,252 362,525
ENEOS Holdings, Inc. ................................ Japan 55,100 455,045
Idemitsu Kosan Co. Ltd. .............................. Japan 55,069 450,824
Neste OYJ ........................................ Finland 47,707 1,690,659
Repsol SA ......................................... Spain 13,632 416,063
Shell plc .......................................... United States 103,525 4,738,516
TotalEnergies SE ................................... France 27,689 2,441,076
10,554,708
Passenger Airlines 1.1%
Deutsche Lufthansa AG .............................. Germany 38,897 408,148
International Consolidated Airlines Group SA ............... United Kingdom 610,222 3,564,589
3,972,737
Personal Care Products 1.4%
L'Oreal SA ........................................ France 7,325 3,262,521
Unilever plc ........................................ United Kingdom 32,866 2,091,184
5,353,705
Pharmaceuticals 8.7%
Astellas Pharma, Inc. ................................ Japan 31,700 435,393
AstraZeneca plc .................................... United Kingdom 30,091 5,118,790
Chugai Pharmaceutical Co. Ltd. ........................ Japan 9,200 399,200
GSK plc .......................................... United Kingdom 178,821 4,649,858
Ipsen SA .......................................... France 5,927 1,145,248
Novartis AG ....................................... United States 49,993 7,818,500
Novo Nordisk A/S , B ................................. Denmark 18,390 869,876
Orion OYJ , B ...................................... Finland 3,944 368,714
Roche Holding AG .................................. United States 16,034 7,008,341
Sanofi SA ......................................... United States 35,752 3,078,665
UCB SA .......................................... Belgium 4,112 1,055,483
31,948,068
Professional Services 2.3%
Computershare Ltd. ................................. Australia 14,319 411,429
Recruit Holdings Co. Ltd. ............................. Japan 54,653 4,322,004
Wolters Kluwer NV .................................. Netherlands 46,694 3,665,884
8,399,317
Real Estate Management & Development 0.7%
CK Asset Holdings Ltd. ............................... Hong Kong 58,288 355,033
Mitsui Fudosan Co. Ltd. .............................. Japan 212,300 2,068,103
2,423,136
Retail REITs 0.2%
Klepierre SA ....................................... France 8,133 369,409
Scentre Group ..................................... Australia 135,842 372,957
742,366

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment 5.4%
Advantest Corp. .................................... Japan 13,700 $ 2,706,873
ASML Holding NV ................................... Netherlands 6,128 10,098,610
Disco Corp. ........................................ Japan 900 321,691
Infineon Technologies AG ............................. Germany 4,860 348,771
a
Kioxia Holdings Corp. ................................ Japan 3,000 836,209
Lasertec Corp. ..................................... Japan 1,300 298,652
SCREEN Holdings Co. Ltd. ............................ Japan 5,500 419,565
Tokyo Electron Ltd. .................................. Japan 15,138 5,061,198
20,091,569
Software 1.2%
a
Check Point Software Technologies Ltd. .................. Israel 2,970 377,576
Sage Group plc (The) ................................ United Kingdom 103,616 1,364,930
SAP SE .......................................... Germany 14,906 2,732,198
4,474,704
Specialty Retail 1.3%
Avolta AG ......................................... Switzerland 24,212 1,453,551
H & M Hennes & Mauritz AB , B ......................... Sweden 186,265 3,411,208
4,864,759
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA ............................. Switzerland 5,523 564,066
Textiles, Apparel & Luxury Goods 1.0%
adidas AG ......................................... Germany 2,306 426,663
Asics Corp. ........................................ Japan 11,417 336,624
Cie Financiere Richemont SA .......................... Switzerland 1,462 345,532
LVMH Moet Hennessy Louis Vuitton SE .................. France 2,205 1,210,843
Pandora A/S ....................................... Denmark 12,340 1,545,321
3,864,983
Tobacco 0.7%
Imperial Brands plc .................................. United Kingdom 66,698 2,531,248
Trading Companies & Distributors 1.5%
AerCap Holdings NV ................................. Ireland 3,161 476,995
ITOCHU Corp. ..................................... Japan 25,100 314,995
Marubeni Corp. ..................................... Japan 11,000 355,528
Mitsubishi Corp. .................................... Japan 15,000 448,392
Rexel SA ......................................... France 70,877 2,941,092
Sumitomo Corp. .................................... Japan 43,000 446,338
Toyota Tsusho Corp. ................................. Japan 11,200 464,860
5,448,200
Wireless Telecommunication Services 0.6%
SoftBank Group Corp. ................................ Japan 26,500 825,409
Tele2 AB , B ........................................ Sweden 23,928 414,530
Vodafone Group plc ................................. United Kingdom 711,891 1,129,764
2,369,703
Total Common Stocks (Cost $ 269,965,215 ) ...................................
361,338,844

Franklin Fund Allocator Series
Schedule of Investments
Franklin International Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At July 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(c).
Short Term Investments 0.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 0.8%
c,d
Franklin Institutional U.S. Government Money Market Fund ,
3.618% ......................................... United States 2,999,216 $ 2,999,216
Total Money Market Funds (Cost $ 2,999,216 ) .................................
2,999,216
Total Short Term Investments (Cost $ 2,999,216 ) ...............................
2,999,216
a
Total Investments (Cost $ 272,964,431 ) 98.9% .................................
$364,338,060
Other Assets, less Liabilities 1.1% ...........................................
4,165,948
Net Assets 100.0% .........................................................
$368,504,008
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the value of this security was
$2,585,220, representing 0.7% of net assets.
c
See Note 3(d) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 16 $ 2,545,840 9/18/26 $ (1,919)
Total Futures Contracts ...................................................................... $(1,919)
*
As of period end.
See Note  7  regarding other derivative information.
See Abbreviations on page 44 .

Franklin Fund Allocator Series
Financial Highlights
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended July 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $18.27 $17.10 $13.64 $13.12 $14.99
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.23 0.19 0.20 0.24
Net realized and unrealized gains (losses) ........... 3.60 2.50 3.45 0.94 (0.81)
Total from investment operations .................... 3.83 2.73 3.64 1.14 (0.57)
Less distributions from:
Net investment income .......................... (0.23) (0.24) (0.18) (0.21) (0.20)
Net realized gains ............................. (0.45) (1.32) — (0.41) (1.10)
Total distributions ............................... (0.68) (1.56) (0.18) (0.62) (1.30)
Net asset value, end of year ....................... $21.42 $18.27 $17.10 $13.64 $13.12
Total return .................................... 21.25% 16.70% 26.88% 9.31% (4.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.01% 0.01% 0.01% 0.01% 0.01%
Expenses net of waiver and payments by affiliates ....... —% —% —% —%
c
—%
c
Net investment income ........................... 1.17% 1.31% 1.31% 1.59% 1.73%
Supplemental data
Net assets, end of year (000’s) ..................... $1,178,249 $1,084,222 $2,022,211 $1,802,029 $2,053,864
Portfolio turnover rate ............................ 86.09% 63.98%
d
76.33% 95.10% 128.24%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 3 ( f ) for prior year information.

Franklin Fund Allocator Series
Schedule of Investments, July 31, 2026
Franklin U.S. Core Equity (IU) Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 99.1%
Aerospace & Defense 1.9%
General Electric Co. ................................................. 53,437 $ 19,241,061
a
Honeywell Aerospace, Inc. ............................................ 2,541 525,326
Lockheed Martin Corp. ............................................... 2,450 1,427,713
Northrop Grumman Corp. ............................................. 1,961 1,063,803
22,257,903
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc. ............................... 7,756 1,302,155
FedEx Corp. ....................................................... 33,437 10,278,534
United Parcel Service, Inc. , B .......................................... 11,887 1,238,863
12,819,552
Automobiles 2.1%
Ford Motor Co. ..................................................... 96,529 1,417,046
General Motors Co. .................................................. 159,401 14,164,373
a
Tesla, Inc. ......................................................... 27,945 8,696,763
24,278,182
Banks 3.4%
Bank of America Corp. ............................................... 32,050 1,985,498
Citigroup, Inc. ...................................................... 109,670 14,525,791
First Horizon Corp. .................................................. 47,291 1,212,541
JPMorgan Chase & Co. ............................................... 14,735 5,183,626
KeyCorp .......................................................... 54,246 1,225,417
a
NU Holdings Ltd. , A .................................................. 71,634 1,026,515
Wells Fargo & Co. ................................................... 169,816 14,680,593
39,839,981
Beverages 0.9%
a
Monster Beverage Corp. .............................................. 14,161 1,364,837
PepsiCo, Inc. ...................................................... 63,518 8,864,572
10,229,409
Biotechnology 2.5%
Gilead Sciences, Inc. ................................................ 92,812 12,085,050
a
Incyte Corp. ....................................................... 10,696 1,278,386
a
Natera, Inc. ........................................................ 6,043 1,618,074
Regeneron Pharmaceuticals, Inc. ....................................... 19,443 14,827,815
29,809,325
Broadline Retail 5.2%
a
Amazon.com, Inc. ................................................... 225,042 61,116,906
a
Building Products 0.7%
Johnson Controls International plc ....................................... 45,110 6,615,833
Trane Technologies plc ............................................... 2,611 1,187,874
7,803,707
Capital Markets 2.7%
Ameriprise Financial, Inc. ............................................. 2,489 1,358,596
Bank of New York Mellon Corp. (The) .................................... 8,207 1,283,000
Charles Schwab Corp. (The) ........................................... 37,271 3,922,400
Evercore, Inc. , A .................................................... 3,803 1,219,090
Goldman Sachs Group, Inc. (The) ....................................... 8,022 8,169,444
Houlihan Lokey, Inc. , A ............................................... 7,963 999,277
Intercontinental Exchange, Inc. ......................................... 9,225 1,406,628
Morgan Stanley ..................................................... 6,346 1,335,325

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Capital Markets (continued)
MSCI, Inc. , A ....................................................... 2,139 $ 1,224,021
Northern Trust Corp. ................................................. 7,322 1,333,995
SEI Investments Co. ................................................. 30,560 3,147,069
State Street Corp. ................................................... 8,535 1,571,806
Stifel Financial Corp. ................................................. 15,801 1,310,061
Virtu Financial, Inc. , A ................................................ 43,526 2,556,282
XP, Inc. , A ......................................................... 62,607 1,068,076
31,905,070
Chemicals 1.2%
LyondellBasell Industries NV , A ......................................... 19,623 1,218,196
RPM International, Inc. ............................................... 11,524 1,233,875
Sherwin-Williams Co. (The) ............................................ 33,052 11,265,774
13,717,845
Commercial Services & Supplies 0.8%
Veralto Corp. ....................................................... 104,259 9,818,070
Communications Equipment 1.5%
a
Arista Networks, Inc. ................................................. 83,182 15,001,874
Cisco Systems, Inc. ................................................. 17,965 2,083,760
Ubiquiti, Inc. ....................................................... 2,067 1,150,327
18,235,961
Construction & Engineering 0.2%
EMCOR Group, Inc. ................................................. 1,710 1,363,605
Valmont Industries, Inc. ............................................... 2,719 1,309,743
2,673,348
Consumer Finance 0.3%
American Express Co. ............................................... 3,320 1,116,350
Capital One Financial Corp. ........................................... 6,084 1,271,617
OneMain Holdings, Inc. ............................................... 21,662 1,355,608
3,743,575
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp. .............................................. 2,960 2,817,594
Kroger Co. (The) .................................................... 16,948 978,578
Target Corp. ....................................................... 74,532 10,769,129
14,565,301
Diversified Telecommunication Services 0.4%
Comcast Corp. , A ................................................... 126,844 3,039,182
Verizon Communications, Inc. .......................................... 27,427 1,283,858
4,323,040
Electric Utilities 1.7%
Edison International ................................................. 101,377 7,438,031
NRG Energy, Inc. ................................................... 7,627 1,024,230
PG&E Corp. ....................................................... 614,372 10,677,785
Southern Co. (The) .................................................. 12,760 1,206,330
20,346,376
Electrical Equipment 1.2%
GE Vernova, Inc. .................................................... 14,573 14,431,496
Energy Equipment & Services 0.2%
Halliburton Co. ..................................................... 36,178 1,166,740

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Energy Equipment & Services (continued)
TechnipFMC plc .................................................... 15,656 $ 1,121,909
2,288,649
Entertainment 1.6%
Electronic Arts, Inc. .................................................. 5,764 1,209,633
a
Netflix, Inc. ........................................................ 173,722 12,457,605
a
ROBLOX Corp. , A ................................................... 26,869 956,536
a
Spotify Technology SA ................................................ 7,747 3,873,035
18,496,809
Financial Services 3.2%
a
Berkshire Hathaway, Inc. , B ............................................ 9,568 4,894,415
Mastercard, Inc. , A .................................................. 36,486 20,910,126
MGIC Investment Corp. ............................................... 375,979 11,294,409
a
Toast, Inc. , A ....................................................... 31,033 1,001,435
38,100,385
Food Products 0.2%
Archer-Daniels-Midland Co. ........................................... 15,273 1,210,691
Smithfield Foods, Inc. ................................................ 43,648 1,136,594
2,347,285
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................................. 64,761 6,845,238
a
Dexcom, Inc. ....................................................... 18,500 1,543,825
a
IDEXX Laboratories, Inc. .............................................. 1,879 1,050,492
a
Insulet Corp. ....................................................... 7,064 1,168,032
a
Intuitive Surgical, Inc. ................................................ 5,584 1,972,995
12,580,582
Health Care Providers & Services 2.5%
a
Centene Corp. ..................................................... 28,019 1,743,342
CVS Health Corp. ................................................... 66,432 6,937,494
Elevance Health, Inc. ................................................ 3,104 1,166,607
UnitedHealth Group, Inc. .............................................. 43,424 17,994,906
Universal Health Services, Inc. , B ....................................... 6,652 1,120,463
28,962,812
Hotel & Resort REITs 0.2%
Host Hotels & Resorts, Inc. ............................................ 102,097 2,565,698
Hotels, Restaurants & Leisure 1.3%
a
Airbnb, Inc. , A ...................................................... 90,825 13,761,804
a
Chipotle Mexican Grill, Inc. , A .......................................... 32,709 1,217,429
14,979,233
Household Products 0.4%
Colgate-Palmolive Co. ............................................... 12,366 1,129,016
Procter & Gamble Co. (The) ........................................... 22,682 3,277,322
4,406,338
Independent Power and Renewable Electricity Producers 0.6%
a
Talen Energy Corp. .................................................. 16,872 5,636,935
Vistra Corp. ........................................................ 7,587 1,124,318
6,761,253

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Industrial Conglomerates 0.6%
3M Co. ........................................................... 41,179 $ 7,259,034
Insurance 2.3%
Aflac, Inc. ......................................................... 10,165 1,295,834
Allstate Corp. (The) .................................................. 5,406 1,427,617
American International Group, Inc. ...................................... 157,187 12,351,754
Arthur J Gallagher & Co. .............................................. 4,839 1,206,943
Hanover Insurance Group, Inc. (The) ..................................... 6,533 1,519,772
Hartford Insurance Group, Inc. (The) ..................................... 8,385 1,189,915
Progressive Corp. (The) .............................................. 4,590 970,418
Reinsurance Group of America, Inc. ..................................... 5,543 1,312,860
Travelers Cos., Inc. (The) ............................................. 12,247 4,584,787
Unum Group ....................................................... 14,544 1,252,384
27,112,284
Interactive Media & Services 8.4%
Alphabet, Inc. , A .................................................... 85,113 30,311,293
Alphabet, Inc. , C .................................................... 101,724 36,279,865
Meta Platforms, Inc. , A ............................................... 58,182 32,390,501
98,981,659
IT Services 0.4%
VeriSign, Inc. ...................................................... 17,843 5,174,827
Machinery 1.8%
Caterpillar, Inc. ..................................................... 19,528 15,911,610
Cummins, Inc. ...................................................... 2,265 1,436,463
Lincoln Electric Holdings, Inc. .......................................... 4,280 1,118,407
Otis Worldwide Corp. ................................................ 16,689 1,200,773
Toro Co. (The) ..................................................... 12,994 1,193,759
20,861,012
Media 0.2%
Fox Corp. , B ....................................................... 21,304 1,106,530
New York Times Co. (The) , A ........................................... 15,316 1,147,015
2,253,545
Metals & Mining 0.6%
Anglogold Ashanti plc ................................................ 13,018 1,032,588
Freeport-McMoRan, Inc. .............................................. 19,490 1,220,658
Newmont Corp. ..................................................... 36,742 3,443,093
Nucor Corp. ....................................................... 5,099 1,311,922
7,008,261
Multi-Utilities 0.6%
Consolidated Edison, Inc. ............................................. 11,203 1,219,446
Public Service Enterprise Group, Inc. .................................... 82,019 6,289,217
7,508,663
Oil, Gas & Consumable Fuels 3.0%
a
Antero Resources Corp. .............................................. 34,170 1,234,904
Cheniere Energy, Inc. ................................................ 6,097 1,606,986
Chevron Corp. ..................................................... 95,498 18,796,871
ConocoPhillips ..................................................... 8,514 1,025,767
a
ExxonMobil Holdings Corp. ............................................ 52,204 8,114,590
HF Sinclair Corp. ................................................... 15,529 1,420,438
Phillips 66 ......................................................... 6,297 1,332,949

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. ................................................. 6,048 $ 1,892,419
35,424,924
Passenger Airlines 0.1%
Southwest Airlines Co. ............................................... 25,993 1,168,905
Personal Care Products 0.1%
Kenvue, Inc. ....................................................... 93,978 1,808,137
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co. .............................................. 58,536 3,822,986
Eli Lilly & Co. ...................................................... 17,269 19,839,318
Johnson & Johnson ................................................. 53,052 13,599,880
Merck & Co., Inc. ................................................... 20,469 2,665,064
Pfizer, Inc. ......................................................... 44,027 1,101,115
41,028,363
Real Estate Management & Development 1.1%
a
CBRE Group, Inc. , A ................................................. 7,474 1,097,258
a
Jones Lang LaSalle, Inc. .............................................. 33,116 11,757,173
12,854,431
Residential REITs 0.1%
Mid-America Apartment Communities, Inc. ................................ 8,713 1,153,078
Retail REITs 0.1%
Simon Property Group, Inc. ............................................ 6,266 1,437,232
Semiconductors & Semiconductor Equipment 17.2%
a
Advanced Micro Devices, Inc. .......................................... 27,616 13,149,358
Applied Materials, Inc. ................................................ 32,224 16,359,158
Broadcom, Inc. ..................................................... 62,142 24,190,638
a
Intel Corp. ......................................................... 31,599 2,850,230
KLA Corp. ......................................................... 44,603 8,154,320
Lam Research Corp. ................................................. 59,207 17,348,835
Micron Technology, Inc. ............................................... 15,032 12,371,787
NVIDIA Corp. ...................................................... 489,114 98,189,636
QUALCOMM, Inc. ................................................... 60,340 8,906,787
Texas Instruments, Inc. ............................................... 5,275 1,454,529
202,975,278
Software 7.4%
a
Adobe, Inc. ........................................................ 8,971 2,246,428
a
Datadog, Inc. , A .................................................... 7,949 2,130,094
a
Fortinet, Inc. ....................................................... 12,093 1,958,461
Microsoft Corp. ..................................................... 135,117 62,791,572
a
Nutanix, Inc. , A ..................................................... 34,423 2,031,301
a
Palantir Technologies, Inc. , A ........................................... 130,263 16,030,165
87,188,021
Specialized REITs 0.4%
American Tower Corp. ................................................ 6,364 1,103,263
Equinix, Inc. ....................................................... 1,235 1,258,811
SBA Communications Corp. , A ......................................... 6,791 1,229,035
VICI Properties, Inc. , A ............................................... 41,686 1,098,426
4,689,535
Specialty Retail 0.6%
Lowe's Cos., Inc. .................................................... 14,372 2,986,645

Franklin Fund Allocator Series
Schedule of Investments
Franklin U.S. Core Equity (IU) Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
Ross Stores, Inc. ................................................... 5,505 $ 1,382,141
TJX Cos., Inc. (The) ................................................. 14,682 2,310,066
6,678,852
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc. ........................................................ 293,781 90,751,889
Textiles, Apparel & Luxury Goods 0.1%
a
Deckers Outdoor Corp. ............................................... 12,008 1,163,335
a
Tobacco 1.6%
Altria Group, Inc. .................................................... 178,768 12,215,218
Philip Morris International, Inc. ......................................... 33,182 6,331,789
18,547,007
Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc. ..................................... 3,764 1,299,370
Fastenal Co. ....................................................... 27,404 1,307,445
Ferguson Enterprises, Inc. ............................................ 4,845 1,135,329
WW Grainger, Inc. ................................................... 1,099 1,519,060
5,261,204
Wireless Telecommunication Services 0.5%
T-Mobile US, Inc. ................................................... 35,351 6,105,471
Total Common Stocks (Cost $ 720,443,255 ) .....................................
1,167,799,038
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
b,c
Franklin Institutional U.S. Government Money Market Fund , 3.618% ............. 9,773,170 9,773,170
Total Money Market Funds (Cost $ 9,773,170 ) ...................................
9,773,170
Total Short Term Investments (Cost $ 9,773,170 ) .................................
9,773,170
a
Total Investments (Cost $ 730,216,425 ) 99.9% ...................................
$1,177,572,208
Other Assets, less Liabilities 0.1% .............................................
677,171
Net Assets 100.0% ...........................................................
$1,178,249,379
See Abbreviations on page 44 .
a
Non-income producing.
b
See Note 3(d) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
July 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $151,785,285 $269,965,215 $720,443,255
Cost - Non-controlled affiliates (Note 3 d ) ...................... 2,728,644 2,999,216 9,773,170
Value - Unaffiliated issuers ................................ $228,897,646 $361,338,844 $1,167,799,038
Value - Non-controlled affiliates (Note 3 d ) ..................... 2,728,644 2,999,216 9,773,170
Cash .................................................. 28,773 — 87,539
Foreign currency, at value (cost $ 7,992 , $ 13 and $ – , respectively) .... 7,998 13 —
Receivables:
Investment securities sold ................................. 743 — 24,320,786
Capital shares sold ...................................... 8,663,229 2,875,895 126,079
Dividends ............................................. 507,708 1,057,197 357,456
European Union tax reclaims (Note 1 d ) ....................... — 1,114,376 —
Affiliates .............................................. 26,100 15,270 24,791
Deposits with brokers for:
Futures contracts ...................................... 79,056 87,575 —
Variation margin on futures contracts ......................... 9,311 — —
Total assets ........................................ 240,949,208 369,488,386 1,202,488,859
Liabilities:
Payables:
Investment securities purchased ............................ 6,073,132 — —
Capital shares redeemed ................................. 10,500 883,047 24,157,396
Professional fees ....................................... 77,272 68,633 59,917
Trustees' fees and expenses ............................... 527 18 39
Variation margin on futures contracts ......................... — 1,919 —
Deferred taxes on unrealized appreciation ...................... 557,061 — —
Accrued expenses and other liabilities ......................... 23,540 30,761 22,128
Total liabilities ....................................... 6,742,032 984,378 24,239,480
Net assets, at value ............................... $234,207,176 $368,504,008 $1,178,249,379
Net assets consist of:
Paid-in capital ........................................... $156,480,822 $215,412,544 $638,136,350
Total distributable earnings (losses) ........................... 77,726,354 153,091,464 540,113,029
Net assets, at value ............................... $234,207,176 $368,504,008 $1,178,249,379
Shares outstanding ....................................... 15,148,055 24,363,801 54,998,706
Net asset value per share
a
.................................. $15.46 $15.13 $21.42
a
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended July 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Investment income:
Dividends: (net of foreign taxes of $638,542, $2,466,694 and $–, respectively)
Unaffiliated issuers ...................................... $5,097,069 $8,412,441 $13,171,575
Non-controlled affiliates (Note 3 d ) ........................... 66,743 123,646 372,246
Other income
a
(Not e 1d) .................................... 5,643 449,083 28,128
Total investment income ................................. 5,169,455 8,985,170 13,571,949
Expenses:
Custodian fees .......................................... 47,078 11,395 6,344
Reports to shareholders fees ................................ 5,744 5,568 5,570
Registration and filing fees .................................. 9,753 13,450 19,454
Professional fees ......................................... 130,837 106,576 94,775
Trustees' fees and expenses ................................ 2,505 3,245 9,046
Pricing fees ............................................. 10,458 19,444 26,650
European Union tax reclaims filing fees ........................ — 71,740 —
Other .................................................. 13,983 8,778 11,455
Total expenses ....................................... 220,358 240,196 173,294
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............ (220,358) (240,196) (173,294)
Net expenses ....................................... — — —
Net investment income .............................. 5,169,455 8,985,170 13,571,949
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $156,656, $– and $–, respectively)
Unaffiliated issuers .................................... 16,801,940 98,597,400 131,606,259
Foreign currency transactions .............................. (191,782) 534,086 —
Futures contracts ....................................... (128,324) (40,085) —
Net realized gain (loss) ................................ 16,481,834 99,091,401 131,606,259
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 41,005,529 (9,373,978) 77,144,234
Translation of other assets and liabilities denominated in foreign currencies ........................................... (13,476) (663,923) —
Futures contracts ....................................... (86,432) (1,919) —
Change in deferred taxes on unrealized appreciation ............. (282,608) — —
Net change in unrealized appreciation (depreciation) .......... 40,623,013 (10,039,820) 77,144,234
Net realized and unrealized gain (loss) .......................... 57,104,847 89,051,581 208,750,493
Net increase (decrease) in net assets resulting from operations ........ $62,274,302 $98,036,751 $222,322,442
a
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Emerging Market Core Equity (IU)
Fund Franklin International Core Equity (IU) Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,169,455 $4,359,129 $8,985,170 $16,676,216
Net realized gain (loss) ............ 16,481,834 5,851,877 99,091,401 118,105,176
Net change in unrealized appreciation
(depreciation) ................. 40,623,013 14,838,973 (10,039,820) (93,956,007)
Net increase (decrease) in net
assets resulting from operations . 62,274,302 25,049,979 98,036,751 40,825,385
Distributions to shareholders ......... (8,273,600) (6,382,997) (50,368,977) (32,243,985)
Capital share transactions (Note 2 ) ..... 18,240,566 4,018,185 (114,917,404) (514,146,022)
Net increase (decrease) in net
assets ..................... 72,241,268 22,685,167 (67,249,630) (505,564,622)
Net assets:
Beginning of year .................. 161,965,908 139,280,741 435,753,638 941,318,260
End of year ...................... $234,207,176 $161,965,908 $368,504,008 $435,753,638

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin U.S. Core Equity (IU) Fund
Year Ended
July 31, 2026
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,571,949 $18,092,225
Net realized gain (loss) ................................................. 131,606,259 546,161,122
Net change in unrealized appreciation (depreciation) ........................... 77,144,234 (304,971,931)
Net increase (decrease) in net assets resulting from operations ................ 222,322,442 259,281,416
Distributions to shareholders .............................................. (38,873,665) (165,818,825)
Capital share transactions (Note 2 ) .......................................... (89,421,189) (1,031,451,524)
Net increase (decrease) in net assets ................................... 94,027,588 (937,988,933)
Net assets:
Beginning of year ....................................................... 1,084,221,791 2,022,210,724
End of year ........................................................... $1,178,249,379 $1,084,221,791

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, three of which are included
in this report (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946)
and apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At July 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
jurisdictions in which the Funds invest. Foreign taxes, if
any, are recorded based on the tax regulations and rates
that exist in the foreign markets in which the Funds invest.
In some cases, the Funds may be entitled to reclaim all or
a portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statements of
Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, certain or all Funds record an
estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. Any fees associated
with these filings are reflected as European Union tax
reclaim filing fees in the Statements of Operations. When
uncertainty exists as to the ultimate resolution of these
proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are
reflected in the financial statements. For U.S. income tax
purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of July 31, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends
from securities where the dividend rate is not available.
In such cases, the dividend is recorded as soon as the
information is received by the Funds. Distributions to
shareholders are recorded on the ex-dividend date.
Distributable earnings are determined according to income
tax regulations (tax basis) and may differ from earnings
recorded in accordance with U.S. GAAP. These differences
may be permanent or temporary. Permanent differences
are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net
assets or the results of operations. Temporary differences
are not reclassified, as they may reverse in subsequent
periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At July 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core
Equity (IU) Fund
Shares Amount Shares Amount
Single Class
Year ended July 31, 2026
Shares sold ................................... 4,652,559 $64,248,743 3,912,245 $57,996,023
Shares issued in reinvestment of distributions .......... 582,589 8,273,600 3,672,055 50,368,977
Shares redeemed ............................... (3,835,275) (54,281,777) (15,556,926) (223,282,404)
Net increase (decrease) .......................... 1,399,873 $18,240,566 (7,972,626) $(114,917,404)
Year ended July 31, 2025
Shares sold ................................... 3,191,880 $34,619,315 9,809,628 $123,468,026
Shares issued in reinvestment of distributions .......... 587,973 6,382,997 2,598,364 32,224,877
Shares redeemed in-kind (Note 3f ) .................. — — (35,952,257) (424,236,631)
Shares redeemed ............................... (3,457,580) (36,984,127) (19,453,753) (245,602,294)
Net increase (decrease) .......................... 322,273 $4,018,185 (42,998,018) $(514,146,022)
Franklin U.S. Core Equity (IU)
Fund
Shares Amount
Single Class
Year ended July 31, 2026
Shares sold .................................................................. 3,582,780 $70,906,095
Shares issued in reinvestment of distributions ......................................... 1,941,962 38,873,665
Shares redeemed .............................................................. (9,889,045) (199,200,949)
Net increase (decrease) ......................................................... (4,364,303) $(89,421,189)
Year ended July 31, 2025
Shares sold .................................................................. 7,654,353 $135,222,436
Shares issued in reinvestment of distributions ......................................... 9,604,676 165,818,825
Shares redeemed in-kind (Note 3f ) ................................................. (53,695,453) (942,355,194)
Shares redeemed .............................................................. (22,442,339) (390,137,591)
Net increase (decrease) ......................................................... (58,878,763) $(1,031,451,524)
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Funds are also officers and/or trustees of the following subsidiaries:
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services. Advisers and its affiliates, receive compensation from the investment companies that invest in the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
Investor Services provides shareholder services to the Funds. The Funds do not pay a fee for these services.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended July 31, 2026, investments in affiliated management investment companies were as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Emerging Market Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $1,968,230 $71,902,833 $(71,142,419) $— $— $2,728,644 2,728,644 $66,743
Total Affiliated Securities ... $1,968,230 $71,902,833 $(71,142,419) $— $— $2,728,644 $66,743

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e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations), interest expense and acquired fund fees and expenses of the Funds do not exceed 0.00% based on the average net assets of each class until November 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended July 31, 2026, are reflected as other income in the Statements of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin International Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $11,251,179 $68,868,719 $(77,120,682) $— $— $2,999,216 2,999,216 $123,646
Total Affiliated Securities ... $11,251,179 $68,868,719 $(77,120,682) $— $— $2,999,216 $123,646
Franklin U.S. Core Equity (IU) Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.618% ............ $6,286,619 $52,507,679 $(49,021,128) $— $— $9,773,170 9,773,170 $372,246
Total Affiliated Securities ... $6,286,619 $52,507,679 $(49,021,128) $— $— $9,773,170 $372,246
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

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f. Other Affiliated Transactions
At July 31, 2026, the shares of the Funds were owned by the following entities:
a
Investment activities of significant shareholders could have a material impact on the Fund.
b
Comprised of affiliated shareholders whose individual ownership is less than 5% and would not have a material impact on the Fund.
During the year ended July 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin International Core Equity (IU) Fund. As a result, on
November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $68,053,012 of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
During the year ended July 31, 2025, the New Jersey Better Educational Savings Trust Program – Franklin Templeton
Managed Investments Options (529 Portfolios) redeemed out of Franklin U.S. Core Equity (IU) Fund. As a result, on
November 22, 2024, the Fund delivered portfolio securities and cash that were transferred in-kind to the 529 Portfolios, which included $338,594,582  of net realized gains. As such gains are not taxable to the Fund and are not distributed to remaining shareholders, they are reclassified from accumulated net realized gains to paid-in capital.
Shares
Percentage of
Outstanding Shares
~
a
Franklin Emerging Market Core Equity (IU) Fund
Franklin Growth Allocation Fund 4,654,470 30.7%
Franklin Moderate Allocation Fund 3,935,880 26.0%
Superior Officer Council Balanced Fund 1,665,949 11.0%
Franklin Conservative Allocation Fund 1,333,446 8.8%
Other affiliates
~
b
3,558,310 23.5%
Total
15,148,055 100.0%
Franklin International Core Equity (IU) Fund
Franklin Growth Allocation Fund 5,916,856 24.3%
Franklin Moderate Allocation Fund 5,007,566 20.5%
Superior Officer Council Balanced Fund 4,291,211 17.6%
Franklin Conservative Allocation Fund 1,699,199 7.0%
Other affiliates
~
b
7,448,969 30.6%
Total
24,363,801 100.0%
Franklin U.S. Core Equity (IU) Fund
Franklin Moderate Allocation Fund 19,276,062 35.0%
Franklin Growth Allocation Fund 17,321,720 31.5%
Franklin Conservative Allocation Fund 6,537,477 11.9%
Superior Officer Council Balanced Fund 2,948,006 5.4%
Other affiliates
~
b
8,915,441 16.2%
Total
54,998,706 100.0%
3. Transactions with Affiliates
(continued)

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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended July 31, 2026, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended July 31, 2026 and 2025, was as follows:
At July 31, 2026, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, foreign capital gains tax and corporate actions.
Franklin
Emerging
Market Core
Equity (IU)
Fund
Capital loss utilized carryforwards ................................................................ $7,469,063
Franklin Emerging Market Core
Equity (IU) Fund
Franklin International Core Equity
(IU) Fund
2026 2025 2026 2025
Distributions paid from:
Ordinary income ........................ $8,273,600 $6,382,997 $13,699,041 $26,840,079
Long term capital gain .................... — — 36,669,936 5,403,906
$8,273,600 $6,382,997 $50,368,977 $32,243,985
Franklin U.S. Core Equity (IU) Fund
2026 2025
Distributions paid from:
Ordinary income .......................................................... $19,152,386 $33,318,541
Long term capital gain ...................................................... 19,721,279 132,500,284
$38,873,665 $165,818,825
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
a a a a
Cost of investments ........................................ $162,037,624 $276,755,356 $735,353,365
Unrealized appreciation ...................................... $88,660,851 $94,936,539 $458,993,193
Unrealized depreciation ...................................... (19,158,617) (7,355,754) (16,774,350)
Net unrealized appreciation (depreciation) ........................ $69,502,234 $87,580,785 $442,218,843
Distributable earnings:
Undistributed ordinary income ................................. $2,081,636 $17,780,410 $46,799,860
Undistributed long term capital gains ............................ 6,754,597 46,565,288 51,094,324
Total distributable earnings ................................... $8,836,233 $64,345,698 $97,894,184

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The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2026, were as follows:
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of Franklin Emerging Market Core Equity (IU) Fund and Franklin International Core Equity (IU) Fund as
well as the Funds' performance and liquidity.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People's Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investor (QFII) license and, in the case of certain eligible A shares, through the Shanghai and
Shenzhen Stock Connect programs. The Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Funds have exposure to Russian investments or investments in countries affected by the invasion, the Funds’ ability to price, buy, sell, receive or deliver such investments was impaired. The Funds could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Funds may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Funds’ portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Purchases ............................................... $178,280,058 $352,803,399 $986,026,092
Sales ................................................... $165,062,569 $507,374,826 $1,101,018,699
4. Income Taxes
(continued)

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significantly impact the Funds’ performance and the value of an investment in the Funds, even beyond any direct exposure the Funds may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by Franklin Emerging Market Core Equity (IU) Fund had little or no value at July 31, 2026.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Emerging Market Core Equity (IU) Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Other Derivative Information
At July 31, 2026, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Emerging Market Core Equity (IU) Fund
Equity contracts ...........
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 86,432
a
Total .................... $— $86,432
Franklin International Core Equity (IU) Fund
Equity contracts ...........
Variation margin on futures
contracts
— Variation margin on futures
contracts
1,919
a
Total .................... $— $1,919
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
6. Concentration of Risk
(continued)

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For the year ended July 31, 2026 , the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended July 31, 2026, the average month end notional amount of futures contracts were as follows:
See Note 1(c) regarding derivative financial instruments.
8. Upcoming Reorganization
On July 14, 2026, the Board approved a proposal to reorganize Franklin Emerging Market Core Equity (IU) Fund and Franklin
International Core Equity (IU) Fund with and into newly-organized exchange traded funds (ETF), and Franklin U.S. Core Equity
(IU) Fund with and into an existing ETF. The reorganizations are expected to occur on or around the first quarter of 2027 for
Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity (IU) Fund and the third quarter of 2027 for Franklin
Emerging Market Core Equity (IU) Fund. Upon completion of the respective reorganizations, and subject to certain conditions, substantially all net assets in the Funds will be transferred into the applicable ETFs and the ETF shares will be distributed to the Funds’ shareholders in complete liquidation of the Funds.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Emerging Market Core Equity (IU) Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts $(128,324) Futures contracts $(86,432)
Total ....................... $(128,324) $(86,432)
Franklin International Core Equity (IU) Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Equity contracts ..............
Futures contracts (40,085) Futures contracts (1,919)
Total ....................... $(40,085) $(1,919)
Franklin
Emerging
Market Core
Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Futures contracts ........................................................... $94,748 $3,430,663
7. Other Derivative Information
(continued)

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Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 338,637 $ — $ 338,637
Air Freight & Logistics ................... — 515,244 — 515,244
Automobile Components ................. — 2,012,967 — 2,012,967
Automobiles .......................... 1,946,680 2,192,932 — 4,139,612
Banks ............................... 1,946,134 27,126,216 — 29,072,350
Beverages ........................... 1,495,489 227,216 — 1,722,705
Biotechnology ......................... — 2,178,163 — 2,178,163
Broadline Retail ....................... 1,405,302 4,171,071 — 5,576,373
Capital Markets ........................ 252,983 3,637,848 — 3,890,831
Chemicals ........................... — 2,965,300 —
b
2,965,300
Communications Equipment .............. — 648,170 — 648,170
Construction & Engineering ............... — 563,487 — 563,487
Construction Materials .................. 233,409 — — 233,409
Consumer Finance ..................... — 2,026,216 — 2,026,216
Consumer Staples Distribution & Retail ...... 1,355,616 474,905 — 1,830,521
Diversified Consumer Services ............ 297,500 2,360,969 — 2,658,469
Diversified REITs ...................... 244,557 — — 244,557
Diversified Telecommunication Services ..... — 1,293,922 — 1,293,922
Electric Utilities ........................ 387,750 1,715,257 —
b
2,103,007
Electrical Equipment .................... — 6,261,307 — 6,261,307
Electronic Equipment, Instruments &
Components ........................ — 8,033,339 — 8,033,339
Energy Equipment & Services ............. — 210,408 — 210,408
Entertainment ......................... — 4,140,128 — 4,140,128
Financial Services ...................... 234,274 250,066 — 484,340
Food Products ........................ 696,769 1,138,649 — 1,835,418
Gas Utilities .......................... — 735,994 — 735,994
Health Care Equipment & Supplies ......... — 247,199 — 247,199
Health Care Providers & Services .......... — 301,998 — 301,998
Hotels, Restaurants & Leisure ............. — 1,558,950 — 1,558,950
Household Durables .................... — 478,759 — 478,759
Household Products .................... 250,445 — — 250,445
Independent Power and Renewable Electricity
Producers .......................... — 1,816,700 — 1,816,700
Industrial Conglomerates ................ — 1,203,530 — 1,203,530
Insurance ............................ 250,072 4,926,186 — 5,176,258
Interactive Media & Services .............. — 8,330,544 — 8,330,544
IT Services ........................... — 2,412,342 — 2,412,342
Life Sciences Tools & Services ............ — 336,626 — 336,626
Machinery ............................ 439,033 2,489,309 — 2,928,342
Marine Transportation ................... — 579,375 — 579,375
Metals & Mining ....................... 1,461,547 6,579,255 —
b
8,040,802
9. Fair Value Measurements
(continued)

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Level 1 Level 2 Level 3 Total
Franklin Emerging Market Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Oil, Gas & Consumable Fuels ............. $ — $ 8,004,335 $ — $ 8,004,335
Passenger Airlines ..................... — 1,289,245 — 1,289,245
Personal Care Products ................. — 671,011 — 671,011
Pharmaceuticals ....................... — 3,793,552 — 3,793,552
Real Estate Management & Development .... — 3,454,658 — 3,454,658
Semiconductors & Semiconductor Equipment . — 53,241,429 — 53,241,429
Software ............................. — 222,603 — 222,603
Specialty Retail ........................ 921,689 829,936 — 1,751,625
Technology Hardware, Storage & Peripherals . — 23,410,989 — 23,410,989
Textiles, Apparel & Luxury Goods .......... — 342,898 — 342,898
Transportation Infrastructure .............. — 3,291,935 — 3,291,935
Wireless Telecommunication Services ....... 2,194,643 1,800,589 — 3,995,232
Preferred Stocks ......................... 6,051,390 — — 6,051,390
Short Term Investments ................... 2,728,644 — — 2,728,644
Total Investments in Securities ........... $24,793,926 $206,832,364
c
$— $231,626,290
– – – –
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 86,432 $ — $ — $ 86,432
Total Other Financial Instruments ......... $86,432 $— $— $86,432
Franklin International Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... — 12,745,992 — 12,745,992
Air Freight & Logistics ................... — 4,716,007 — 4,716,007
Automobile Components ................. — 3,624,606 — 3,624,606
Automobiles .......................... — 3,254,686 — 3,254,686
Banks ............................... — 60,373,352 — 60,373,352
Beverages ........................... — 2,685,651 — 2,685,651
Biotechnology ......................... — 695,397 — 695,397
Broadline Retail ....................... 426,426 1,727,484 — 2,153,910
Building Products ...................... — 2,665,281 — 2,665,281
Capital Markets ........................ — 14,770,938 — 14,770,938
Chemicals ........................... — 5,352,402 — 5,352,402
Communications Equipment .............. — 4,270,798 — 4,270,798
Construction & Engineering ............... — 1,502,929 — 1,502,929
Construction Materials .................. — 4,158,157 — 4,158,157
Consumer Staples Distribution & Retail ...... 359,730 961,203 — 1,320,933
Diversified REITs ...................... — 1,678,300 — 1,678,300
Diversified Telecommunication Services ..... 408,494 8,412,532 — 8,821,026
Electric Utilities ........................ — 10,767,112 — 10,767,112
Electrical Equipment .................... — 14,199,283 — 14,199,283
Electronic Equipment, Instruments &
Components ........................ — 1,835,600 — 1,835,600
Financial Services ...................... — 2,443,475 — 2,443,475
Food Products ........................ — 10,074,483 — 10,074,483
Gas Utilities .......................... — 3,846,782 — 3,846,782
Health Care Equipment & Supplies ......... — 6,396,380 — 6,396,380
Hotels, Restaurants & Leisure ............. — 7,007,118 — 7,007,118
Household Durables .................... — 5,935,694 — 5,935,694
Independent Power and Renewable Electricity
Producers .......................... — 300,957 — 300,957
9. Fair Value Measurements
(continued)

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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
Level 1 Level 2 Level 3 Total
Franklin International Core Equity (IU) Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Industrial Conglomerates ................ $ — $ 5,152,242 $ — $ 5,152,242
Insurance ............................ — 17,684,358 — 17,684,358
IT Services ........................... — 6,145,881 — 6,145,881
Leisure Products ....................... — 3,847,114 — 3,847,114
Machinery ............................ — 10,972,086 — 10,972,086
Marine Transportation ................... — 962,309 — 962,309
Metals & Mining ....................... — 8,810,103 — 8,810,103
Multi-Utilities .......................... 1,596,444 967,789 — 2,564,233
Oil, Gas & Consumable Fuels ............. — 10,554,708 — 10,554,708
Passenger Airlines ..................... — 3,972,737 — 3,972,737
Personal Care Products ................. — 5,353,705 — 5,353,705
Pharmaceuticals ....................... — 31,948,068 — 31,948,068
Professional Services ................... — 8,399,317 — 8,399,317
Real Estate Management & Development .... — 2,423,136 — 2,423,136
Retail REITs .......................... — 742,366 — 742,366
Semiconductors & Semiconductor Equipment . — 20,091,569 — 20,091,569
Software ............................. 377,576 4,097,128 — 4,474,704
Specialty Retail ........................ — 4,864,759 — 4,864,759
Technology Hardware, Storage & Peripherals . — 564,066 — 564,066
Textiles, Apparel & Luxury Goods .......... — 3,864,983 — 3,864,983
Tobacco ............................. — 2,531,248 — 2,531,248
Trading Companies & Distributors .......... 476,995 4,971,205 — 5,448,200
Wireless Telecommunication Services ....... — 2,369,703 — 2,369,703
Short Term Investments ................... 2,999,216 — — 2,999,216
Total Investments in Securities ........... $6,644,881 $357,693,179
d
$— $364,338,060
– – – –
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $ 1,919 $ — $ — $ 1,919
Total Other Financial Instruments ......... $1,919 $— $— $1,919
Franklin U.S. Core Equity (IU) Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 1,167,799,038 — — 1,167,799,038
Short Term Investments ................... 9,773,170 — — 9,773,170
Total Investments in Securities ........... $1,177,572,208 $— $— $1,177,572,208
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $206,832,364, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $357,693,179, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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Notes to Financial Statements

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10. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust

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Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Emerging Market Core Equity (IU)
Fund, Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity (IU) Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Emerging Market Core Equity (IU) Fund, Franklin International Core Equity (IU) Fund and Franklin U.S. Core Equity (IU) Fund
(three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the “Funds”) as of July 31,
2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
September 18, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2026:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended July 31, 2026 :
Pursuant to:
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $509,734 $54,123,275 $28,511,606
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $10,048 $34,296 $12,221,975
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,844,786 $10,019,973 $12,248,222
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — $4,749,116 $6,113,311
Qualified Business Income Dividends
Earned §199A — — $498,883
Section 163(j) Interest Dividends Earned §163(j) $62,980 $124,405 $372,246
Franklin
Emerging Market
Core Equity (IU)
Fund
Franklin
International
Core Equity (IU)
Fund
Franklin U.S.
Core Equity (IU)
Fund
Foreign Taxes Paid $818,942 $2,223,315 —
Foreign Source Income
Earned $8,714,948 $10,836,067 —

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FRANKLIN FUND ALLOCATOR SERIES
(unaudited)
Franklin Emerging Market Core Equity (IU) Fund
Franklin International Core Equity (IU) Fund
Franklin U.S. Core Equity (IU) Fund
(each a Fund)
At an in-person meeting held on May 18-19, 2026 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the renewal of each Management Agreement. Although the Management Agreements for the Funds were considered at the same
Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
In considering the continuance of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors it deemed relevant in approving the continuance of each Management
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds' investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows;
and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation of additional blockchain-compatible money market funds, and sharpening of its active, income-oriented offerings, along with the impact on FT of team integrations and staff reductions.
The Board considered that the Funds are for internal use only and are not available for public sale. Even with this targeted use of the Funds, the Board noted the benefits to the Funds of the financial position of the Manager’s parent, Franklin Templeton,
Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise and its commitment to the mutual fund business.
The Board further noted FTI’s continued reassessment of fund offerings in response to FT acquisitions and the market environment, FTI’s focus on technology-driven transformation, expansion of its private market investment capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2025. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

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The Performance Universe for the Franklin Emerging Market Core Equity (IU) Fund included the Fund and all retail and institutional emerging markets funds. The Performance Universe for the Franklin International Core Equity (IU) Fund included the Fund and all retail and institutional international large-cap core funds. The Performance Universe for the Franklin U.S.
Core Equity (IU) Fund included the Fund and all retail and institutional large-cap core funds. The Board noted that each Fund’s annualized total return for the one-, three- and five-year periods were above the medians of their respective Performance
Universes. The Board concluded that each Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board noted that, pursuant to each Management Agreement, the Manager provides general investment management and administrative services to each Fund for a zero management fee. The Board also noted that the Manager assumes all expenses incurred by each Fund (including acquired fund fees and expenses), excluding certain non-routine expenses, such as those relating to litigation, indemnification, reorganizations and liquidations, incurred by each Fund. The Board further noted
that comparative fee data for the Funds customarily prepared by Broadridge was not provided because the Funds have a zero management fee. The Board concluded that the management fee for each Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2025, being the most recent fiscal year-end for FTI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. In connection with this review, the Board noted that because each Fund pays a zero management fee, the consideration of possible economies of scale in the future was not relevant.

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Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuance of each Management Agreement for an additional one-year period.

FAS6-AFSOI 09/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Fund Allocator Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	September 24, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 24, 2026